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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

Check here if Amendment [  ]; Amendment Number: -----------------
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Banco Santander Central Hispano, S.A.
              -------------------------------------
Address:      New York Branch
              45 East 53rd Street
              New York, NY 10022

Form 13F File Number: 28-04177
                      --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gonzalo de las Heras
Title:        Executive Vice President, Banco Santander Central Hispano, S.A.
              ---------------------------------------------------------------
Phone:        212-350-3444
              ------------

Signature, Place, and Date of Signing:

   /s/  Gonzalo de las Heras           New York, NY            May 29, 2000
   --------------------------          -------------           -------------
            [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number              Name


  28-________________               __________________________
  [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2
                                            -

Form 13F Information Table Entry Total:     305

Form 13F Information Table Value Total:     $1,195,964
                                            ----------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No. Form 13F File Number   Name

 1   28-                    Banco Santander Trust & Banking Corporation Limited
 -      ------------------  ---------------------------------------------------
 2   28-                    BCH Gestion, S.A. S.G.I.I.C
 -      ------------------  ---------------------------
  [Repeat as necessary.]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ------------------
Check here if Amendment [  ]; Amendment Number: _________________
  This Amendment (Check only one.):         [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         BCH Gestion, S.A. S.G.I.I.C.
              ----------------------------
Address:      C/ Juan Esplandiu, 11- 3(a)pl.                        .
              -------------------------------------------------------
              28007 MADRID,  SPAIN


Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gustavo A. Suarez Cuesta
              ------------------------
Title:        C E O
              -----
Phone:        91-557-2043
              -----------

Signature, Place, and Date of Signing:

      /s/ Gustavo A. Suarez Cuesta          Madrid, Spain        May   29, 2000
      ------------------------------       --------------        --------------
       [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
  Form 13F File Number              Name
  28-04177                   Banco Santander Central Hispano,  S.A.
  --------                   -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ------------------
Check here if Amendment [  ]; Amendment Number: _________________
  This Amendment (Check only one.):         [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Banco Santander Trust & Banking Corporation Limited
Address:      Bahamas Financial Centre, Charlotte & Suirley Street
              Nassau, Bahamas
              ----------------------------------

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jose Lozada
Title:        Vice President and General Manager
Phone:        242-302-2859

Signature, Place, and Date of Signing:

       /s/ Jose Lozada              Nassau, Bahamas              May 15, 2000
       -------------------        -------------------            ------------
           [Signature]               [City, State]                     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number              Name

  28-04177                  Banco Santander Central Hispano, S.A.
  --------                  -------------------------------------

                                           FORM 13F INFORMATION TABLE


                                                                                                                      Column 8:
                                                                                                                  Voting Authority
                                                                         Column :                                     (Shares)
                                                         Column 4:  -------------------                         --------------------
                                           Column 3:    Fair Market Shares of             Column 6:   Column 7:
   Column 1:                Column 2:        CUSIP         Value    Principal Sh/ Put/   Investment     Other     (a)    (b)   (c)
Name of Issuer           Title of Class     Number       (x$1000)    Amount   Prn Call   discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AT&T CORP                  COM             001957109       4,862     111,730  Sh       Shared-Defined              X
AT&T CORP                  COM             001957109       1,027      23,600  Sh       Shared-Defined     2        X
ABBOTT LABS                COM             002824100         228       6,236  Sh       Shared-Defined              X
ADOBE SYS INC              COM             00724F101       1,547      13,633  Sh       Shared-Defined              X
ADOBE SYS INC              COM             00724F101       5,337      47,020  Sh       Shared-Defined     2        X
ALCOA INC                  COM             013817101       1,335      21,521  Sh       Shared-Defined              X
ALCOA INC                  COM             013817101       6,709     108,100  Sh       Shared-Defined     2        X
ALLERGAN INC               COM             018490102         239       2,177  Sh       Shared-Defined              X
ALLERGAN INC               COM             018490102         418       3,800  Sh       Shared-Defined     2        X
ALLIEDSIGNAL INC           COM             019512102         469       7,834  Sh       Shared-Defined              X
ALLIEDSIGNAL INC           COM             019512102       2,062      34,400  Sh       Shared-Defined     2        X
ALLSTATE CORP              COM             020002101         311      12,454  Sh       Shared-Defined              X
AMAZON COM INC             COM             023135106         288       3,600  Sh       Shared-Defined              X
AMAZON COM INC             COM             023135106       1,599      20,000  Sh       Shared-Defined     2        X
AMERICA
  ONLINE INC DEL           COM             02364J104       2,934      28,199  Sh       Shared-Defined              X
AMERICA
  ONLINE INC DEL           COM             02364J104       4,402      42,300  Sh       Shared-Defined     2        X
AMERICAN EXPRESS CO        COM             025816109       1,235       9,146  Sh       Shared-Defined              X
AMERICAN INTL
  GROUP INC                COM             026874107       3,189      36,693  Sh       Shared-Defined              X
AMERICAN INTL
  GROUP INC                COM             026874107       7,037      80,940  Sh       Shared-Defined     2        X
AMERITRADE HLDG CORP       CL A            03072H109         902      49,100  Sh       Shared-Defined     2        X
AMERITECH CORP NEW         COM             030954101         207       3,100  Sh       Shared-Defined              X
AMERITECH CORP NEW         COM             030954101         668      10,000  Sh       Shared-Defined     2        X
AMGEN INC                  COM             031162100         282       3,465  Sh       Shared-Defined              X
AMGEN INC                  COM             031162100       1,865      22,884  Sh       Shared-Defined     2        X
ANALOGY INC                COM             032659104         100      50,000  Sh       Shared-Defined              X
ANHEUSER BUSCH
  COS INC                  COM             035229103         889      12,691  Sh       Shared-Defined              X
APPLE COMPUTER INC         COM             037833100       4,166      65,800  Sh       Shared-Defined     2        X
APPLIED MATLS INC          COM             038222105         788      10,136  Sh       Shared-Defined              X
AT HOME CORP               COM SER A       045919107         497      12,000  Sh       Shared-Defined              X
AT HOME CORP               COM SER A       045919107       1,657      40,000  Sh       Shared-Defined     2        X
BMC SOFTWARE INC           COM             055921100         286       4,000  Sh       Shared-Defined              X
BAKER HUGHES INC           COM             057224107         445      15,348  Sh       Shared-Defined              X
BAKER HUGHES INC           COM             057224107       3,441     118,639  Sh       Shared-Defined     2        X
BANCO BILBAO VIZCAYA
  INTL GIBR                SPON ADR GTD E  059456400       1,325      53,272  Sh       Shared-Defined              X
BANCO DE GALICIA Y
  BUENOS AIRE              SPON ADR B NEW  059538207         502      24,136  Sh       Shared-Defined              X
BANCO FRANCES DEL
  RIO DE LA PL             SPONSORED ADR   059591107         851      42,800  Sh       Shared-Defined              X
BANCO GANADERO S A         SP ADR PREF C   059594507         147      19,900  Sh       Shared-Defined              X
BANCO RIO DE LA
  PLATA SA                 SPON ADR CL B   059644104     192,617  17,917,900  Sh       Shared-Defined     1        X
BANCO SANTANDER P R
  SAN JUAN                 COM             059646109         256      15,016  Sh       Shared-Defined              X
BANCO SANTANDER
  CHILE                    SPON ADR SER A  05965F108     297,949  17,335,727  Sh       Shared-Defined     1        X
BANCO SANTIAGO             SP ADR REP COM  05965L105      17,890     894,500  Sh       Shared-Defined     1        X
BANCOLOMBIA S A            SPON ADR PREF   05968L102         723     160,750  Sh       Shared-Defined              X
BANK OF AMERICA
  CORPORATION              COM             060505104       1,865      33,491  Sh       Shared-Defined              X




                                                                                                                      Column 8:
                                                                                                                  Voting Authority
                                                                         Column 5:                                     (Shares)
                                                         Column 4:  -------------------                         --------------------
                                           Column 3:    Fair Market Shares of             Column 6:   Column 7:
   Column 1:                Column 2:        CUSIP         Value    Principal Sh/ Put/   Investment     Other     (a)    (b)   (c)
Name of Issuer           Title of Class     Number       (x$1000)    Amount   Prn Call   discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
  CORPORATION              COM             060505104       5,253      94,330  Sh       Shared-Defined     2        X
BANK ONE CORP              COM             06423A103       1,541      44,245  Sh       Shared-Defined              X
BANK ONE CORP              COM             06423A103       2,851      81,910  Sh       Shared-Defined     2        X
BAUSCH & LOMB INC          COM             071707103       1,977      29,990  Sh       Shared-Defined     2        X
BELL ATLANTIC CORP         COM             077853109       2,779      41,278  Sh       Shared-Defined              X
BELL ATLANTIC CORP         COM             077853109       5,582      82,920  Sh       Shared-Defined     2        X
BELLSOUTH CORP             COM             079860102       1,151      25,560  Sh       Shared-Defined              X
BEST BUY INC               COM             086516101         558       9,000  Sh       Shared-Defined              X
BIOGEN INC                 COM             090597105       1,567      19,883  Sh       Shared-Defined     2        X
BOEING CO                  COM             097023105       1,158      27,151  Sh       Shared-Defined              X
BOSTON SCIENTIFIC
  CORP                     COM             101137107         419      16,931  Sh       Shared-Defined              X
BRISTOL MYERS
  SQUIBB CO                COM             110122108       1,227      18,194  Sh       Shared-Defined              X
BRISTOL MYERS
  SQUIBB CO                COM             110122108         945      14,000  Sh       Shared-Defined     2        X
BROADVISION INC            COM             111412102         293       2,200  Sh       Shared-Defined              X
CBS CORP                   COM             12490K107         974      21,060  Sh       Shared-Defined     2        X
CD RADIO INC               COM             125127100         357      14,000  Sh       Shared-Defined              X
CNET INC                   COM             125945105       2,016      36,000  Sh       Shared-Defined     2        X
CALPINE CORP               COM             131347106         468       5,500  Sh       Shared-Defined              X
CARDIODYNAMICS INTL
  CORP                     COM             141597104         105      35,087  Sh       Shared-Defined              X
CARNIVAL CORP              COM             143658102         409       9,400  Sh       Shared-Defined              X
CATERPILLAR INC DEL        COM             149123101         208       3,799  Sh       Shared-Defined              X
CATERPILLAR INC DEL        COM             149123101       2,825      51,540  Sh       Shared-Defined     2        X
CEMEX S A                  SPON ADR 5 ORD  151290889       1,439      59,632  Sh       Shared-Defined              X
CENTRAL EUROPEAN
  VALUE FD INC             COM             153455100         189      18,897  Sh       Shared-Defined              X
CHASE MANHATTAN
  CORP NEW                 COM             16161A108       3,074      40,782  Sh       Shared-Defined              X
CHASE MANHATTAN
  CORP NEW                 COM             16161A108       2,921      38,750  Sh       Shared-Defined     2        X
CIENA CORP                 COM             171779101         365      10,000  Sh       Shared-Defined     2        X
CINCINNATI BELL INC        COM             171870108         194      10,000  Sh       Shared-Defined     2        X
CIRCUIT CITY
  STORE INC                CIRCT CITY GRP  172737108       2,702      64,030  Sh       Shared-Defined              X
CIRCUIT CITY
  STORE INC                CIRCT CITY GRP  172737108       3,915      92,810  Sh       Shared-Defined     2        X
CISCO SYS INC              COM             17275R102       4,052      59,093  Sh       Shared-Defined              X
CITIGROUP INC              COM             172967101       3,406      77,414  Sh       Shared-Defined              X
CITIGROUP INC              COM             172967101       5,374     122,144  Sh       Shared-Defined     2        X
COCA COLA CO               COM             191216100       3,874      80,294  Sh       Shared-Defined              X
COCA COLA
  ENTERPRISES INC          COM             191219104         683      30,271  Sh       Shared-Defined              X
COLGATE PALMOLIVE CO       COM             194162103       1,079      23,583  Sh       Shared-Defined              X
COLGATE PALMOLIVE CO       COM             194162103       4,735     103,500  Sh       Shared-Defined     2        X
COMPANHIA PARANAENSE
  ENERG COP                SPON ADR PFD    20441B407         148      22,500  Sh       Shared-Defined              X
COMPANIA CERVECERIAS
  UNIDAS SA                SPONSORED ADR   204429104         552      24,000  Sh       Shared-Defined              X
COMPANIA DE
  TELECOMUNICS CHILE       SPON ADR NEW    204449300       3,314     183,500  Sh       Shared-Defined              X
COMPAQ COMPUTER CORP       COM             204493100       2,468     107,859  Sh       Shared-Defined              X
CROWN CASTLE INTL
  CORP                     COM             228227104         498      26,590  Sh       Shared-Defined     2        X
DELL COMPUTER CORP         COM             247025109         299       7,188  Sh       Shared-Defined              X
DELTA AIR LINES INC
  DEL                      COM             247361108         257       5,300  Sh       Shared-Defined              X
DESC S A DE C V            SPON ADR C      250309101         528      31,500  Sh       Shared-Defined              X
DIAMONDS TR                UNIT SER 1      252787106         622       6,000  Sh       Shared-Defined     2        X
DISNEY WALT CO             COM             254687106         771      29,666  Sh       Shared-Defined              X


                                                             2


                                                                                                                      Column 8:
                                                                                                                  Voting Authority
                                                                         Column 5:                                    (Shares)
                                                         Column 4:  -------------------                         --------------------
                                           Column 3:    Fair Market Shares of             Column 6:   Column 7:
   Column 1:                Column 2:        CUSIP         Value    Principal Sh/ Put/   Investment     Other     (a)    (b)   (c)
Name of Issuer           Title of Class     Number       (x$1000)    Amount   Prn Call   discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO             COM             254687106       2,223      85,500  Sh       Shared-Defined     2        X
DOUBLECLICK INC            COM             258609304       1,954      16,400  Sh       Shared-Defined     2        X
DOW CHEM CO                COM             260543103         466       4,100  Sh       Shared-Defined              X
DRUG EMPORIUM INC          COM             262175102         338      50,000  Sh       Shared-Defined              X
DU PONT E I DE
  NEMOURS & CO             COM             263534109         769      12,701  Sh       Shared-Defined              X
E M C CORP MASS            COM             268648102       1,576      22,080  Sh       Shared-Defined              X
E M C CORP MASS            COM             268648102       8,913     124,880  Sh       Shared-Defined     2        X
E-TEK DYNAMICS INC         COM             269240107         326       6,000  Sh       Shared-Defined     2        X
E TRADE GROUP INC          COM             269246104         931      39,620  Sh       Shared-Defined     2        X
EBAY INC                   COM             278642103       4,020      28,500  Sh       Shared-Defined     2        X
ELAN PLC                   ADR             284131208         607      18,100  Sh       Shared-Defined     2        X
ELECTRONIC DATA SYS
  NEW                      COM             285661104         871      16,454  Sh       Shared-Defined              X
ELECTRONIC DATA SYS
  NEW                      COM             285661104       3,510      66,300  Sh       Shared-Defined     2        X
EMBRATEL
  PARTICIPACOES S A        SPON ADR PFD    29081N100         346      30,090  Sh       Shared-Defined              X
EMBOTELLADORA
  ANDINA S A               SPON ADR A      29081P204         360      20,800  Sh       Shared-Defined              X
EMPRESA NACIONAL DE
  ELCTRCIDAD               SPONSORED ADR   29244T101         911      70,754  Sh       Shared-Defined              X
ENDESA S A                 SPONSORED ADR   29258N107         864      45,170  Sh       Shared-Defined              X
ENERSIS S A                SPONSORED ADR   29274F104       1,261      60,400  Sh       Shared-Defined              X
ETOYS INC                  COM             297862104       1,331      20,000  Sh       Shared-Defined     2        X
EXXON CORP                 COM             302290101       1,639      21,567  Sh       Shared-Defined              X
FDX CORP                   COM             31304N107         607      15,623  Sh       Shared-Defined              X
FDX CORP                   COM             31304N107         467      12,000  Sh       Shared-Defined     2        X
FEDERAL NATL MTG
  ASSN                     COM             313586109       2,227      35,528  Sh       Shared-Defined              X
FEDERAL NATL MTG
  ASSN                     COM             313586109       1,050      16,750  Sh       Shared-Defined     2        X
FIRST UN CORP              COM             337358105         437      12,262  Sh       Shared-Defined              X
FIRST UN CORP              COM             337358105      35,625   1,000,000  Sh       Shared-Defined     1        X
FIRST UN CORP              COM             337358105       2,063      57,900  Sh       Shared-Defined     2        X
FLEET FINL GROUP
  INC NEW                  COM             338915101         216       5,900  Sh       Shared-Defined              X
FORD MTR CO DEL            COM             345370100         903      17,975  Sh       Shared-Defined              X
GTE CORP                   COM             362320103         548       7,130  Sh       Shared-Defined              X
GANNETT INC                COM             364730101         208       3,000  Sh       Shared-Defined     2        X
GAP INC DEL                COM             364760108         376      11,759  Sh       Shared-Defined              X
GARTNER GROUP
  INC NEW                  COM             366651107         160      10,000  Sh       Shared-Defined     2        X
GATEWAY INC                COM             367626108         576      13,087  Sh       Shared-Defined              X
GATEWAY INC                COM             367626108       4,712     107,080  Sh       Shared-Defined     2        X
GENER S A                  SPONSORED ADR   368731105         390      25,513  Sh       Shared-Defined              X
GENERAL ELEC CO            COM             369604103       7,063      59,578  Sh       Shared-Defined              X
GENERAL ELEC CO            COM             369604103       6,068      51,180  Sh       Shared-Defined     2        X
GENERAL INSTR
  CORP DEL                 COM             370120107         348       7,250  Sh       Shared-Defined              X
GENERAL MTRS CORP          COM             370442105       1,723      27,381  Sh       Shared-Defined              X
GENERAL MTRS CORP          COM             370442105       3,374      53,610  Sh       Shared-Defined     2        X
GILLETTE CO                COM             375766102         571      16,802  Sh       Shared-Defined              X
GILLETTE CO                COM             375766102       9,675     285,075  Sh       Shared-Defined     2        X
GO2NET INC                 COM             383486107         207       3,200  Sh       Shared-Defined              X
GRUPO TELEVISA SA
  DE CV                    SP ADR REP ORD  40049J206       2,664      66,700  Sh       Shared-Defined              X
GUIDANT CORP               COM             401698105         354       6,600  Sh       Shared-Defined     2        X


                                                             3


                                                                                                                      Column 8:
                                                                                                                  Voting Authority
                                                                         Column 5:                                    (Shares)
                                                         Column 4:  -------------------                         --------------------
                                           Column 3:    Fair Market Shares of             Column 6:   Column 7:
   Column 1:                Column 2:        CUSIP         Value    Principal Sh/ Put/   Investment     Other     (a)    (b)   (c)
Name of Issuer           Title of Class     Number       (x$1000)    Amount   Prn Call   discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
HAMBRECHT & QUIST
  GROUP INC                COM             406545103         419       8,600  Sh       Shared-Defined     2        X
HEWLETT PACKARD CO         COM             428236103       3,825      42,141  Sh       Shared-Defined              X
HEWLETT PACKARD CO         COM             428236103       1,407      15,500  Sh       Shared-Defined     2        X
HOME DEPOT INC             COM             437076102       1,511      22,019  Sh       Shared-Defined              X
HOME DEPOT INC             COM             437076102       3,399      49,530  Sh       Shared-Defined     2        X
HOMESTAKE MNG CO           COM             437614100       1,515     164,940  Sh       Shared-Defined              X
IMS HEALTH INC             COM             449934108         319      14,000  Sh       Shared-Defined     2        X
INTEL CORP                 COM             458140100       3,631      48,873  Sh       Shared-Defined              X
INTEL CORP                 COM             458140100         446       6,000  Sh       Shared-Defined     2        X
INTERNATIONAL
  BUSINESS MACHS           COM             459200101       7,333      60,594  Sh       Shared-Defined              X
INTERNATIONAL
  BUSINESS MACHS           COM             459200101      44,320     366,279  Sh       Shared-Defined     2        X
INTL PAPER CO              COM             460146103       2,095      43,570  Sh       Shared-Defined              X
INTL PAPER CO              COM             460146103       4,441      92,400  Sh       Shared-Defined     2        X
INTUIT                     COM             461202103         263       3,000  Sh       Shared-Defined              X
INTUIT                     COM             461202103         526       6,000  Sh       Shared-Defined     2        X
JOHNSON & JOHNSON          COM             478160104       4,684      50,985  Sh       Shared-Defined              X
JOHNSON & JOHNSON          COM             478160104       8,226      89,540  Sh       Shared-Defined     2        X
KANSAS CITY SOUTHN
  INDS INC                 COM             485170104         279       6,001  Sh       Shared-Defined              X
KANSAS CITY SOUTHN
  INDS INC                 COM             485170104       1,833      39,420  Sh       Shared-Defined     2        X
KIMBERLY CLARK CORP        COM             494368103         317       6,000  Sh       Shared-Defined              X
KONINKLIJKE PHILIPS
  ELECTRS NV               SPON ADR NEW    500472204         200       1,980  Sh       Shared-Defined              X
KOREA FD                   COM             500634100         708      56,600  Sh       Shared-Defined              X
LANDS END INC              COM             515086106         528       8,000  Sh       Shared-Defined     2        X
LILLY ELI & CO             COM             532457108       1,329      20,722  Sh       Shared-Defined              X
LILLY ELI & CO             COM             532457108         867      13,500  Sh       Shared-Defined     2        X
LOEWS CORP                 COM             540424108         435       6,200  Sh       Shared-Defined              X
LUCENT TECHNOLOGIES
  INC                      COM             549463107       6,752     104,079  Sh       Shared-Defined              X
LUCENT TECHNOLOGIES
  INC                      COM             549463107       8,299     127,920  Sh       Shared-Defined     2        X
LYCOS INC                  COM             550818108       2,005      40,000  Sh       Shared-Defined     2        X
MCI WORLDCOM INC           COM             55268B106       3,915      54,454  Sh       Shared-Defined              X
MCI WORLDCOM INC           COM             55268B106       9,661     134,410  Sh       Shared-Defined     2        X
MALLINCKRODT INC NEW       COM             561232109         356      11,800  Sh       Shared-Defined              X
MARIMBA INC                COM             56781Q109         359      12,000  Sh       Shared-Defined     2        X
MARKETWATCH COM INC        COM             570619106         662      14,000  Sh       Shared-Defined     2        X
MCDONALDS CORP             COM             580135101       2,410      55,728  Sh       Shared-Defined              X
MCDONALDS CORP             COM             580135101       2,199      50,850  Sh       Shared-Defined     2        X
MEDIA METRIX INC           COM             58440X103         210       3,000  Sh       Shared-Defined     2        X
MEDTRONIC INC              COM             585055106       1,108      31,150  Sh       Shared-Defined              X
MEDTRONIC INC              COM             585055106       4,463     125,494  Sh       Shared-Defined     2        X
MELLON BK CORP             COM             585509102         738      21,926  Sh       Shared-Defined              X
MERCK & CO INC             COM             589331107       3,229      49,832  Sh       Shared-Defined              X
MERCK & CO INC             COM             589331107       1,220      18,820  Sh       Shared-Defined     2        X
MERRILL LYNCH &
  CO INC                   COM             590188108       1,404      20,827  Sh       Shared-Defined              X
MICROSOFT CORP             COM             594918104       9,676     106,848  Sh       Shared-Defined              X
MICROSOFT CORP             COM             594918104       9,843     108,690  Sh       Shared-Defined     2        X
MICROMUSE INC              COM             595094103       1,022      15,900  Sh       Shared-Defined     2        X
MINNESOTA MNG &
  MFG CO                   COM             604059105         355       3,700  Sh       Shared-Defined              X


                                                             4


                                                                                                                      Column 8:
                                                                                                                  Voting Authority
                                                                         Column 5:                                    (Shares)
                                                         Column 4:  -------------------                         --------------------
                                           Column 3:    Fair Market Shares of             Column 6:   Column 7:
   Column 1:                Column 2:        CUSIP         Value    Principal Sh/ Put/   Investment     Other     (a)    (b)   (c)
Name of Issuer           Title of Class     Number       (x$1000)    Amount   Prn Call   discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MNG &
  MFG CO                   COM             604059105       1,652      17,200  Sh       Shared-Defined     2        X
MOBIL CORP                 COM             607059102       2,038      20,234  Sh       Shared-Defined              X
MOBIL CORP                 COM             607059102       5,075      50,370  Sh       Shared-Defined     2        X
MORGAN J P & CO INC        COM             616880100         399       3,500  Sh       Shared-Defined              X
MORGAN STANLEY DEAN
  WITTER & CO              COM NEW         617446448         535       6,000  Sh       Shared-Defined              X
MOTOROLA INC               COM             620076109         264       3,000  Sh       Shared-Defined              X
MP3 COM INC                COM             62473M109         376      10,000  Sh       Shared-Defined     2        X
NATIONAL INFO
  CONSORTIUM INC           COM             636491102         247      10,000  Sh       Shared-Defined     2        X
NETMANAGE INC              COM             641144100         124      60,000  Sh       Shared-Defined     2        X
NETWORK APPLIANCE INC      COM             64120L104       1,074      15,000  Sh       Shared-Defined     2        X
NETWORK ACCESS
  SOLUTIONS CORP           COM             64120S109         172      13,000  Sh       Shared-Defined     2        X
NETWORK SOLUTIONS
  INC DEL                  COM             64121Q102         322       3,500  Sh       Shared-Defined              X
NEXTEL
  COMMUNICATIONS INC       CL A            65332V103         235       3,463  Sh       Shared-Defined              X
NIKE INC                   CL B            654106103         664      11,684  Sh       Shared-Defined              X
NIKE INC                   CL B            654106103       2,576      45,300  Sh       Shared-Defined     2        X
NIPPON TELEG &
  TEL CORP                 SPONSORED ADR   654624105       1,062      17,200  Sh       Shared-Defined              X
NORTEL INVERSORA S A       SPON ADR PFD B  656567401         179      10,600  Sh       Shared-Defined              X
OPTICAL SECURITY
  GROUP INC                COM NEW         683848204         138      39,300  Sh       Shared-Defined     2        X
ORACLE CORP                COM             68389X105         858      18,853  Sh       Shared-Defined              X
ORACLE CORP                COM             68389X105       8,173     179,620  Sh       Shared-Defined     2        X
PECO ENERGY CO             COM             693304107         544      14,507  Sh       Shared-Defined              X
PECO ENERGY CO             COM             693304107       4,321     115,220  Sh       Shared-Defined     2        X
PEPSICO INC                COM             713448108       2,563      84,062  Sh       Shared-Defined              X
PEPSICO INC                COM             713448108       1,525      50,000  Sh       Shared-Defined     2        X
PHARMACIA &
  UPJOHN INC               COM             716941109         278       5,600  Sh       Shared-Defined              X
PFIZER INC                 COM             717081103         601      16,739  Sh       Shared-Defined              X
PFIZER INC                 COM             717081103         735      20,500  Sh       Shared-Defined     2        X
PHILIP MORRIS COS INC      COM             718154107       1,244      36,395  Sh       Shared-Defined              X
PRICELINE COM INC          COM             741503106       1,935      30,000  Sh       Shared-Defined     2        X
PROCTER & GAMBLE CO        COM             742718109       2,478      26,445  Sh       Shared-Defined              X
PROCTER & GAMBLE CO        COM             742718109       1,019      10,870  Sh       Shared-Defined     2        X
QUALCOMM INC               COM             747525103         322       1,700  Sh       Shared-Defined              X
QUINENCO S A               SPONSORED ADR   748718103         106      10,500  Sh       Shared-Defined              X
QWEST COMMUNICATIONS
  INTL INC                 COM             749121109         243       8,227  Sh       Shared-Defined              X
QWEST COMMUNICATIONS
  INTL INC                 COM             749121109       4,395     148,661  Sh       Shared-Defined     2        X
R O C TAIWAN FD            SH BEN INT      749651105         752     102,000  Sh       Shared-Defined              X
REALNETWORKS INC           COM             75605L104         314       3,000  Sh       Shared-Defined     2        X
RED HAT INC                COM             756577102       2,880      30,000  Sh       Shared-Defined     2        X
ROCKWELL INTL
  CORP NEW                 COM             773903109         457       8,700  Sh       Shared-Defined              X
ROYAL DUTCH PETE CO        NY REG GLD1.25  780257804       2,683      45,439  Sh       Shared-Defined              X
ROYAL DUTCH PETE CO        NY REG GLD1.25  780257804       5,767      97,649  Sh       Shared-Defined     2        X
SBC COMMUNICATIONS
  INC                      COM             78387G103       1,978      38,725  Sh       Shared-Defined              X
SBC COMMUNICATIONS
  INC                      COM             78387G103       5,175     101,340  Sh       Shared-Defined     2        X
SDL INC                    COM             784076101         763      10,000  Sh       Shared-Defined     2        X
SPDR TR                    UNIT SER 1      78462F103      27,761     215,618  Sh       Shared-Defined              X
SPDR TR                    UNIT SER 1      78462F103         579       4,500  Sh       Shared-Defined     2        X


                                                             5


                                                                                                                      Column 8:
                                                                                                                  Voting Authority
                                                                         Column 5:                                    (Shares)
                                                         Column 4:  -------------------                         --------------------
                                           Column 3:    Fair Market Shares of             Column 6:   Column 7:
   Column 1:                Column 2:        CUSIP         Value    Principal Sh/ Put/   Investment     Other     (a)    (b)   (c)
Name of Issuer           Title of Class     Number       (x$1000)    Amount   Prn Call   discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
SAFECO CORP                COM             786429100         252       9,000  Sh       Shared-Defined              X
SAFEWAY INC                COM NEW         786514208         368       9,667  Sh       Shared-Defined              X
SARA LEE CORP              COM             803111103         250      10,696  Sh       Shared-Defined              X
SCHERING PLOUGH CORP       COM             806605101       1,680      38,502  Sh       Shared-Defined              X
SCHERING PLOUGH CORP       COM             806605101       7,247     166,120  Sh       Shared-Defined     2        X
SCHWAB CHARLES
  CORP NEW                 COM             808513105         347      10,400  Sh       Shared-Defined              X
SCHWAB CHARLES
  CORP NEW                 COM             808513105         468      14,000  Sh       Shared-Defined     2        X
SCIENTIFIC
  ATLANTA INC              COM             808655104         694      14,000  Sh       Shared-Defined     2        X
SIEBEL SYS INC             COM             826170102         272       4,088  Sh       Shared-Defined              X
SIEBEL SYS INC             COM             826170102       2,658      39,890  Sh       Shared-Defined     2        X
SOUTHWEST SECS
  GROUP INC                COM             845224104         810      30,000  Sh       Shared-Defined     2        X
SPRINT CORP                COM FON GROUP   852061100         604      11,138  Sh       Shared-Defined              X
SPRINT CORP                COM FON GROUP   852061100       2,170      40,000  Sh       Shared-Defined     2        X
SPRINT CORP                PCS COM SER 1   852061506         253       3,390  Sh       Shared-Defined              X
STERLING COMM INC          COM             859205106         213      11,500  Sh       Shared-Defined              X
SUN MICROSYSTEMS INC       COM             866810104       4,417      47,502  Sh       Shared-Defined              X
SUN MICROSYSTEMS INC       COM             866810104      11,794     126,820  Sh       Shared-Defined     2        X
SYLVAN LEARNING SYS
  INC                      COM             871399101         330      17,050  Sh       Shared-Defined              X
SYLVAN LEARNING SYS
  INC                      COM             871399101       6,606     340,965  Sh       Shared-Defined     2        X
TELE CELULAR SUL
  PART S A                 SPON ADR PFD    879238103         570      30,109  Sh       Shared-Defined              X
TELE CENTRO SUL
  PART S A                 SPON ADR PFD    879239101       1,461      26,318  Sh       Shared-Defined              X
TELE NORTE LESTE
  PART S A                 SPON ADR PFD    879246106       1,575     101,600  Sh       Shared-Defined              X
TELECOMUNICACOES
  BRASILEIRAS S            SPONSORED ADR   879287308       6,312      85,000  Sh       Shared-Defined              X
TELECOMUNICACOES
  BRASILEIRAS              SP ADR TELEBRS  87928R106       6,885      90,000  Sh       Shared-Defined              X
TELEFONICA DE
  ARGENTINA S A            SPON ADR CL B   879378206       2,765     104,852  Sh       Shared-Defined              X
TELEFONICA S A             SPONSORED ADR   879382208         912      19,000  Sh       Shared-Defined              X
TELEFONICA DEL
  PERU S A                 SPON ADR CL B   879384105         148      11,000  Sh       Shared-Defined              X
TELEFONOS DE
  MEXICO S A               SPON ADR ORD L  879403780       3,663      51,410  Sh       Shared-Defined              X
TELESP
  PARTICIPACOES S A        SPON ADR PFD    87952K100         831      52,770  Sh       Shared-Defined              X
TELESP CELULAR
  PART S A                 SPON ADR PFD    87952L108         917      35,096  Sh       Shared-Defined              X
TEXACO INC                 COM             881694103       1,849      29,293  Sh       Shared-Defined              X
TEXAS INSTRS INC           COM             882508104       2,976      36,179  Sh       Shared-Defined              X
TEXAS INSTRS INC           COM             882508104      10,251     124,630  Sh       Shared-Defined     2        X
3COM CORP                  COM             885535104         978      33,997  Sh       Shared-Defined              X
3COM CORP                  COM             885535104       3,123     108,630  Sh       Shared-Defined     2        X
TIME WARNER INC            COM             887315109       2,905      47,826  Sh       Shared-Defined              X
TIME WARNER INC            COM             887315109       5,093      83,841  Sh       Shared-Defined     2        X
TRANSPORTADORA DE
  GAS SUR                  SPON ADR B      893870204         779      95,100  Sh       Shared-Defined              X
TRICON GLOBAL
  RESTAURANTS              COM             895953107         250       6,100  Sh       Shared-Defined              X
TV AZTECA S A DE C V       SPONSORED ADR   901145102         200      40,000  Sh       Shared-Defined              X
24 / 7 MEDIA INC           COM             901314104         360       9,500  Sh       Shared-Defined              X
TYCO INTL LTD NEW          COM             902124106       1,368      13,248  Sh       Shared-Defined              X
TYCO INTL LTD NEW          COM             902124106       3,775      36,560  Sh       Shared-Defined     2        X
UAL CORP                   COM PAR $0.01   902549500         385       5,900  Sh       Shared-Defined              X
USA NETWORKS INC           COM             902984103         233       6,000  Sh       Shared-Defined     2        X
UNILEVER N V               N Y SHS NEW     904784709         204       2,989  Sh       Shared-Defined              X


                                                             6


                                                                                                                      Column 8:
                                                                                                                  Voting Authority
                                                                         Column 5:                                    (Shares)
                                                         Column 4:  -------------------                         --------------------
                                           Column 3:    Fair Market Shares of             Column 6:   Column 7:
   Column 1:                Column 2:        CUSIP         Value    Principal Sh/ Put/   Investment     Other     (a)    (b)   (c)
Name of Issuer           Title of Class     Number       (x$1000)    Amount   Prn Call   discretion   Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
UNITED HEALTHCARE
  CORP                     COM             910581107         307       6,310  Sh       Shared-Defined              X
UNITED HEALTHCARE
  CORP                     COM             910581107         445       9,130  Sh       Shared-Defined     2        X
UNITED TECHNOLOGIES
  CORP                     COM             913017109       1,110      18,724  Sh       Shared-Defined              X
UNITED TECHNOLOGIES
  CORP                     COM             913017109       2,101      35,430  Sh       Shared-Defined     2        X
USWEB CORP                 COM             917327108       1,201      35,000  Sh       Shared-Defined     2        X
VERTICALNET INC            COM             92532L107       1,110      30,000  Sh       Shared-Defined     2        X
VISX INC DEL               COM             92844S105         221       2,800  Sh       Shared-Defined              X
VODAFONE AIRTOUCH
  PLC                      SPONSORED ADR   92857T107       5,359      22,540  Sh       Shared-Defined     2        X
WEBS INDEX FD INC          JAPAN WEBS      92923H889       2,263     162,330  Sh       Shared-Defined              X
WAL MART STORES INC        COM             931142103       5,442     114,416  Sh       Shared-Defined              X
WAL MART STORES INC        COM             931142103       7,900     166,100  Sh       Shared-Defined     2        X
WARNER LAMBERT CO          COM             934488107       3,294      49,636  Sh       Shared-Defined              X
WARNER LAMBERT CO          COM             934488107       3,059      46,082  Sh       Shared-Defined     2        X
WASHINGTON MUT INC         COM             939322103         453      15,467  Sh       Shared-Defined              X
WELLPOINT HEALTH
  NETWORK NEW              COM             94973H108         323       5,669  Sh       Shared-Defined              X
WELLPOINT HEALTH
  NETWORK NEW              COM             94973H108         689      12,090  Sh       Shared-Defined     2        X
WEYERHAEUSER CO            COM             962166104       1,481      25,700  Sh       Shared-Defined     2        X
WINSTAR
  COMMUNICATIONS INC       COM             975515107         391      10,000  Sh       Shared-Defined     2        X
WRIGLEY WM JR CO           COM             982526105       1,376      20,000  Sh       Shared-Defined     2        X
XILINX INC                 COM             983919101         655      10,000  Sh       Shared-Defined     2        X
XEROX CORP                 COM             984121103       1,517      36,203  Sh       Shared-Defined              X
YAHOO INC                  COM             984332106         279       1,551  Sh       Shared-Defined              X
YAHOO INC                  COM             984332106      11,389      63,451  Sh       Shared-Defined     2        X
ZIFF-DAVIS INC             COM ZD          989511100         258      16,000  Sh       Shared-Defined     2        X
GLOBAL CROSSING LTD        COM             G3921A100       1,855      70,000  Sh       Shared-Defined     2        X
INTERNATIONAL
  BRIQUETTES HLDG          ORD             G4821Q104         102      41,148  Sh       Shared-Defined              X
HILFIGER TOMMY CORP        ORD             G8915Z102         564      20,000  Sh       Shared-Defined     2        X
TRANSOCEAN OFFSHORE
  INC CAYMON               ORD             G90076103         530      17,300  Sh       Shared-Defined              X
TRANSOCEAN OFFSHORE
  INC CAYMON               ORD             G90076103       1,807      59,000  Sh       Shared-Defined     2        X
TEEKAY SHIPPING CORP       COM             V89564104         469      30,000  Sh       Shared-Defined     2        X
------------------------------------------------------------------------------------------------------------------------------------
             Total                                     1,195,964
====================================================================================================================================

                                                             7
